Additional Information - Financial Statement Schedule I (Details 3) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
STATEMENTS OF CASH FLOWS
Ordinary shares, par value (in dollars per share)	$ 0.00001	$ 0.00001	$ 0.00001
Ordinary shares, shares authorized	73,000,000,000	73,000,000,000	73,000,000,000
Ordinary shares, shares issued	3,982,271,362	3,964,085,354	3,486,901,296
Ordinary shares, shares outstanding	3,982,271,362	3,964,085,354	3,486,901,296
Entities with net asset distribution restrictions
STATEMENTS OF CASH FLOWS
Ordinary shares, par value (in dollars per share)	$ 0.00001	$ 0.00001	$ 0.00001
Ordinary shares, shares authorized	73,000,000,000	73,000,000,000	73,000,000,000
Ordinary shares, shares issued	3,982,271,362	3,964,085,354	3,486,901,296
Ordinary shares, shares outstanding	3,982,271,362	3,964,085,354	3,486,901,296